Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (2,507)	$ (999)
Increase (decrease) in other comprehensive income	6,044	5,952
Increase (decrease) in total comprehensive income	3,537	4,953
Increase (decrease) in net earnings	2,507	999
Increase (decrease) in other comprehensive income	(6,044)	(5,952)
Increase (decrease) in total comprehensive income	$ (3,537)	$ (4,953)